Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,505	$ 3,383
Less: Current portion	(395)	(425)
Long-term regulatory assets	3,110	2,958
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,319	3,358
Less: Current portion	(428)	(572)
Long-term regulatory liabilities	2,891	2,786
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,483	1,440
Asset removal cost provision
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,235	1,187
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	101	94
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	100	166
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	95	101
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	40	45
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	33	45
ROE complaints liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	22	91
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	210	189
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	1,619	1,556
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	530	530
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	305	279
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	237	208
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	119	116
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	116	81
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	87	88
Derivatives
Regulatory Assets [Line Items]
Total regulatory assets	86	119
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 406	$ 406